Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule Of Estimated Useful Lives Of Property And Equipment (Details)	12 Months Ended
Dec. 31, 2022
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computer hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computer software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years